Note 29 - Commitments - Commitments with Suppliers Schedule (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
Carbon credits [member]
Statement Line Items [Line Items]
Contractual capital commitments	$ 3,644
Carbon credits [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments	1,017
Carbon credits [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments	2,034
Carbon credits [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	593
Energy acquisition [member]
Statement Line Items [Line Items]
Contractual capital commitments	79
Energy acquisition [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments	24
Energy acquisition [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments	55
Energy acquisition [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	$ 0